Business Combinations	12 Months Ended
Dec. 31, 2023
Business Combinations
Business Combinations

20. Business Combinations

Business Combination and Goodwill – Frame Acquisition

Effective July 1, 2022 (‘closing date’), CureVac acquired all shares of Frame Pharmaceuticals B.V., Amsterdam, Netherlands (‘Frame Pharmaceuticals’ or ‘Frame’). Frame Pharmaceuticals focuses on the development of a proprietary platform enabling the identification of structural changes within the cancer genome and has strong competencies in antigen discovery as well as validation for personalized cancer vaccines. In July 2022, Frame Pharmaceuticals was renamed CureVac Netherlands B.V.

In the purchase price agreement (‘SPA’) dated June 8, 2022, total consideration of up to EUR 32.0 million, subject to certain adjustments for vested and non-vested employee options of the acquiree plus an amount of EUR 1.56 million for the assumption of an outstanding obligation resulting from advisory services, was agreed. The consideration consisted of the transfer of shares in CureVac (‘CureVac Shares’) and minor cash payments.

The total consideration is split into three payments, two of which are contingent upon the achievement of defined milestones (contingent consideration). At the closing date, the consideration transferred was comprised of the following:

●	Issuance and transfer of 810,242 shares (EUR 11,040k) to former Frame shareholders. The respective share price of one CureVac Share was EUR 13.63 (‘Closing Share Price’).
●	Issuance and transfer of further 48,254 shares (EUR 658k, valued at the Closing Share Price) as consideration for discharging the contractual obligations for the outstanding advisory agreements of EUR 1,560k before deducting strike prices.
●	Payment of EUR 585k in cash, consisting of EUR 335k being the consideration for the settlement of the vested employee options, and an additional EUR 250k.

Payment of the remaining 50% of the total consideration is contingent upon the achievement of two milestones. A further 194,644 shares (representing 10% of EUR 32.0 million divided by the Signing Share Price) are issuable upon the achievement of a successful investigational new drug application filing for a product candidate of the Group that consists of at least one antigen based on frameshift-mutation identified by Frame’s algorithms; (“Milestone 1”) and a further 778,575 shares (representing 40% of EUR 32.0 million divided by the Signing Share Price) are issuable upon successful proof of mechanism in humans of that or another product candidate (“Milestone 2”). The fair value of these contingent payments was determined by considering the likelihood of the events occurring and totaled, based on the Closing Share Price, EUR 7,198k (Milestone 1: EUR 1,831k and Milestone 2: EUR 5,367k).

Consequently, the total consideration transferred for the business combination was determined to be EUR 19,481k, consisting of:

●	Issuance and transfer of 858,496 CureVac shares with a fair value of EUR 11,697k,
●	Payment of EUR 585k in cash, and
●	Contingent consideration, classified as equity, with a fair value of EUR 7,198k. The contingent consideration will be settled by the issuance of a maximum of further 973,236 CureVac shares.

The contingent consideration of EUR 7,198k was valued by applying an estimated probability of the milestone being achieved to the payments due upon achievement. These probabilities were derived from third-party clinical development success rate studies.

In addition, 89,655 restricted stock unit awards (RSUs) were issued to certain employees to replace existing share-based payment awards of Frame Pharmaceuticals. This element is accounted for as a separately from the business combination as an equity-settled share-based transaction according to IFRS 2 (see Note 10). The total fair value of the grant was determined to be EUR 1,218k and will be expensed in the functional cost category to which the award recipient’s costs are allocated (i.e., general and administrative expenses or research and development expenses) over the individual vesting periods for the 3 tranches, which run through June 30, 2023, June 30, 2024, and June 30, 2025.

The final fair values in accordance with IFRS 3 of the identifiable net assets as of the date of acquisition were as follows:

in EUR thousands	Fair value recognized on acquisition
Non-current assets	6,592
Property, plant and equipment	206
Right-of-use assets	170
Intangible asset (Technology)	6,216
Current assets	966
Trade and other receivables	658
Cash and cash equivalents	308
Total assets	7,558
Non-current liabilities	134
Lease liabilities	114
Deferred tax liabilities (net of deferred tax assets)	20
Current liabilities	406
Lease liabilities	55
Accounts Payables	346
Other current liabilities	5
Total liabilities	540
Net assets acquired	7,018

The technology intangible asset consists of a bioinformatical platform for cancer antigen discovery and validation for off-the-shelf and personalized cancer vaccines. The fair value of the technology of EUR 6,216k was determined by applying the replacement cost approach due to its early stage. The replacement cost was derived from historical costs incurred to create the technology.

Goodwill was recognized as a result of the acquisition as follows:

in EURk
Consideration transferred	19,481
Net Assets acquired	(7,018)
Goodwill	12,463

The goodwill is mainly attributable to the synergies and an assembled workforce as well as the strategic benefits to the Group. The goodwill is not deductible for tax purposes.

Transactions costs in relation to the business combination amounting to EUR 500k were expensed and recognized within general and administrative expenses.

The consolidated statements of profit or loss include the results of Frame Pharmaceuticals (meanwhile: CureVac Netherlands B.V.) since the acquisition date. From the date of acquisition through December 31, 2022 Frame Pharmaceuticals did not have any significant impact on the operating income or revenues of the Group. The same applies if the transaction had occurred at the beginning of the reporting period.